UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -------------------

 Check here if Amendment / /; Amendment Number:
                                                 -----------------

 This Amendment (Check only one.):  / /  is a restatement.
                                    / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:      TCG Holdings, L.L.C.
           ------------------------------
 Address:   c/o The Carlyle Group
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            1001 Pennsylvania Avenue, NW
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            Suite 220 S.
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            Washington, DC  20004-2505
           ------------------------------

 Form 13F File Number:  28- 12410
                            -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:   Daniel A. D'Aniello
        ---------------------
 Title:  Managing Director
        ---------------------
 Phone:  202-729-5626
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Signature, Place, and Date of Signing:

 /s/ Daniel A. D'Aniello       Washington, DC       February 13, 2009
 -----------------------       --------------       -----------------
        Signature               City, State              Date


/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number           Name


 28- __________________         __________________________

                                __________________________


                                 FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                        -------------

Form 13F Information Table Entry Total: 8
                                        -------------

Form 13F Information Table Value Total: $3,241
                                        -------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number         Name

1               28- 12429                   Carlyle Investment Management L.L.C.
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
                                                     FORM 13-F INFORMATION TABLE

   COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4             COLUMN 5             COLUMN 6    COLUMN 7         COLUMN 8
                                                 VALUE     SHRS OR      SH/   PUT/       INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT      PRN   CALL       DISCRETION   MANAGERS   SOLE   SHARED  NONE
American Tower      CL A           029912201    $308        10,500      SH     --        Shared-        1             10,500
Corp                                                                                     Defined

Clearwire Corp      CL A           185385309    $370        75,000      SH     --        Shared-        1             75,000
                                                                                         Defined

Comcast Corp        CL A           20030N101    $844        50,000      SH     --        Shared-        1             50,000
New                                                                                      Defined

Owens Corning       Com            690742101    $606        35,000      SH     --        Shared-        1             35,000
New                                                                                      Defined

Proshares Tr        PSHS Real      74347R552    $254        5,000       SH     --        Shared-        1             5,000
                    Estat                                                                Defined

SPDR Series         S&P            78464A888    $180        15,000      SH     --        Shared-        1             15,000
Trust               Homebuild                                                            Defined

Time Warner         CL A           88732J108    $397        18,500      SH     --        Shared-        1             18,500
Cable Inc                                                                                Defined

XTO Energy Inc      Com            98385X106    $282        8,000       SH     --        Shared-        1             8,000
                                                                                         Defined
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